Accounts payable and accrued liabilities - Disclosure of accounts payable and accrued liabilities (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Trade and other current payables [abstract]
Trade payable	$ 881,835	$ 367,128
Accrued liabilities	610,558	1,189,678
Salary, bonus and vacation payable	168,244	93,070
Total	$ 1,660,637	$ 1,649,876